CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION - Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 229,125	$ 241,179	$ 196,109	$ 206,288	$ 135,257	$ 202,099	$ 183,032	$ 148,407	$ 105,701	$ 616,132	$ 537,654	$ 778,833	$ 639,239	$ 818,914
Property and equipment	81,242	74,097				73,783				81,242		74,097	73,783
United States
Segment Reporting Information [Line Items]
Net sales	$ 221,501		$ 191,276							$ 591,147	$ 527,348	761,880	635,195	$ 818,914
Property and equipment		65,831				64,842						65,831	64,842
International
Segment Reporting Information [Line Items]
Net sales												16,953	4,044
Property and equipment		$ 8,266				$ 8,941						$ 8,266	$ 8,941